Schedule II - Condensed Financial Information of Registrant - Condensed Balance Sheet of Registrant (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
ASSETS
Cash and cash equivalents	$ 270.1	$ 465.2	$ 643.2	$ 673.6
Receivables, net	285.7	269.4
Assets, Current	30,036.1	1,823.7
Cash and cash equivalents	2,631.7	2,405.3
Property, plant and equipment, net (Note 10)	503.9	367.4
Total assets	35,849.7	33,580.1
LIABILITIES AND EQUITY
Accounts Payable, Current	373.1	316.0
Interest Payable, Current	78.0	68.3
Liabilities, Current	27,645.0	1,241.2
Long-term debt	5,801.9	5,575.4
Employee benefit obligations	97.2	104.9	87.8
Deferred tax liabilities (Note 18)	493.2	512.1
Other liabilities	26.2	26.0
Total liabilities	33,902.8	31,762.9
Stockholders’ equity:
Common stock, $0.01 par; 500,000.0 thousand shares authorized; 200,624.9 thousand and 200,789.1 thousand shares issued and outstanding at September 30, 2017 and 2016, respectively.	2.0	2.0
Accumulated deficit	(925.9)	(1,031.9)
Accumulated other comprehensive income	309.0	220.9	(40.7)
Total permanent equity	1,946.9	1,817.2	1,588.1	2,257.0
Total liabilities and equity	35,849.7	33,580.1
Parent Company [Member]
ASSETS
Cash and cash equivalents	92.9	170.9	$ 297.2	$ 420.0
Receivables, net	0.0	0.1
Assets, Current	92.9	171.0
Cash and cash equivalents	2,423.9	1,870.1
Advances to consolidated subsidiaries	0.2	9.6
Deferred Tax Assets, Net, Current	0.0	351.2
Property, plant and equipment, net (Note 10)	0.8	1.1
Deferred charges and other assets	0.5	0.6
Total assets	2,518.3	2,403.6
LIABILITIES AND EQUITY
Accounts Payable, Current	0.8	0.2
Accrued Liabilities, Current	36.1	48.2
Liabilities, Current	36.9	48.4
Long-term debt	1,718.3	1,711.2
Employee benefit obligations	4.2	5.2
Other liabilities	0.9	0.7
Total liabilities	1,760.3	1,765.5
Stockholders’ equity:
Common stock, $0.01 par; 500,000.0 thousand shares authorized; 200,624.9 thousand and 200,789.1 thousand shares issued and outstanding at September 30, 2017 and 2016, respectively.	2.0	2.0
Additional paid-in capital	1,372.9	1,447.1
Accumulated deficit	(925.9)	(1,031.9)
Accumulated other comprehensive income	309.0	220.9
Total permanent equity	758.0	638.1
Total liabilities and equity	$ 2,518.3	$ 2,403.6